Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of period	¥ 46,756	¥ 22,281
Adoption of ASC 326		6,223
Amounts charged to/(reversed of) expenses	(997)	21,766
Amounts written off	(134)	(195)
Disposal of a subsidiary		(3,319)
Balance at end of period	¥ 45,625	¥ 46,756